FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurement, are described as follows:

•Level 1 – Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.
•Level 2 – Inputs to the valuation methodology include: Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; inputs other than quoted prices that are observable for the asset or liability; inputs that are derived principally from or corroborated by observable market data by correlation or other means. If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.
•Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level input that is significant to the entire fair value measurement. Valuation techniques used need to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.

The following is a description of the valuation methodologies used for assets and liabilities measured at fair value. There have been no significant changes in the methodologies used at December 31, 2025 and 2024.

Mutual Funds – Valued based on the daily closing price as reported by the fund by obtaining quoted prices on nationally recognized securities exchanges. The mutual funds held by the Plan are deemed to be actively traded.

Shares of Roper Technologies, Inc. Common Stock – Valued at the net asset value (“NAV”) of shares held by the Plan at year end by obtaining quoted prices on nationally recognized securities exchanges.

CCTs – Valued at the NAV provided by the fund’s trustee as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient would not be used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. Participant transactions (purchases and sales) may occur daily. If the Plan initiates a full redemption of the collective trust, the investment advisor reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner.

The methodologies described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following table sets forth the fair values of the Plan’s investments by asset category as of December 31, 2025 (in thousands):

	Level 1	Total
Mutual funds	$10,411	$10,411
Roper Technologies, Inc. common stock fund	17,488	17,488
Total assets in the fair value hierarchy	$27,899	$27,899
Investments measured at NAV:
CCTs*		138,369
Total investments, at fair value		$166,268

The following table sets forth the fair values of the Plan’s investments by asset category as of December 31, 2024 (in thousands):

	Level 1	Total
Mutual funds	$33,836	$33,836
Roper Technologies, Inc. common stock fund	22,205	22,205
Total assets in the fair value hierarchy	$56,041	$56,041
Investments measured at NAV:
CCTs*		101,789
Total investments, at fair value		$157,830

* In accordance with FASB ASC Subtopic 820-10, certain investments that were measured at NAV per unit (or its equivalent) have not been classified within the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.

There were no significant transfers between Level 1 and Level 2 investments or into or out of Level 3 investments during the years ended December 31, 2025 and 2024.

The following table summarizes investments measured at fair value based on NAV per unit as of December 31, 2025 and 2024 (in thousands):

December 31, 2025	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
CCT Funds	$138,369	N/A	Daily	Daily

December 31, 2024
CCT Funds	$101,789	N/A	Daily	Daily